Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Leases
Current lease liabilities	$ 905	₨ 84,920	₨ 51,810
Non-current lease liabilities	$ 2,436	228,583	186,339
Total		₨ 313,503	₨ 238,149